GARTMORE FUNDS

CORE  EQUITY  Series

Gartmore  Nationwide  Fund
Gartmore  Growth  Fund
Gartmore Large Cap Value Fund
Gartmore  Mid  Cap  Growth  Fund
Gartmore  Small  Cap  Fund  (formerly  Nationwide  Small  Cap  Fund)



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                                                           WWW.GARTMOREFUNDS.COM

                               [GRAPHIC  OMITED]



PROSPECTUS
March  1,  2004

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




TABLE OF CONTENTS

FUND SUMMARIES. . . . . . . . . . . . . . . . .           3
Gartmore Nationwide Fund
Gartmore Growth Fund Gartmore
Large Cap Value Fund Gartmore
Mid Cap Growth Fund Gartmore
Small Cap Fund (formerly
Nationwide Small Cap Fund)

MORE ABOUT THE FUNDS. . . . . . . . . . . . . .          20
Principal Investments and
Techniques Principal Risks
Temporary Investments

MANAGEMENT. . . . . . . . . . . . . . . . . . .          22
Investment Adviser
Multi-Manager Structure for Gartmore Large Cap
Value and Gartmore Small Cap Funds
Subadviser for the Gartmore Large Cap Value
Fund

BUYING, SELLING AND EXCHANGING FUND SHARES. . .          24
Choosing a Share
Class Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES . . . . . . . . . . . .          35
Distributions of Income
Dividends Distributions of
Capital Gains "Buying a
Dividend" Reinvesting
Distributions Backup
Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts Selling
and Exchanging Fund Shares Other
Tax Information

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . .          37

ADDITIONAL INFORMATION. . . . . . . . . . . . .  BACK COVER

FUND  SUMMARIES

This prospectus provides information about five funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 20. "You" and "your" refer to potential investors and current shareholders of the Funds.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Funds  have  the  following  share  classes:

Gartmore  Nationwide  Fund
-    Class  A
-    Class  B
-    Class  C
-    Class  D
-    Class  R
-    Institutional  Service  Class

Gartmore  Growth  Fund
-    Class  A
-    Class  B
-    Class  C
-    Class  D
-    Class  R
-    Institutional  Service  Class

Gartmore  Large  Cap  Value  Fund
-    Class  A
-    Class  B
-    Class  C
-    Class  R
-    Institutional  Service  Class

Gartmore  Mid  Cap  Growth  Fund
-    Class  A
-    Class  B
-    Class  C
-    Class  R
-    Institutional  Service  Class
-    Institutional  Class

Gartmore  Small  Cap  Fund
(formerly  Nationwide  Small  Cap  Fund)
-    Class  A
-    Class  B
-    Class  C
-    Class  R
-    Institutional  Service  Class

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 24.

MULTI-MANAGER  STRUCTURE

The Gartmore Large Cap Value Fund and the Gartmore Small Cap Fund each employ a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Funds' investment adviser, may hire, replace or terminate one or more subadvis-ers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interest and to operate the Funds more efficiently. See "Management - Multi-Manager Structure for Gartmore Large Cap Value and Gartmore Small Cap Funds" for more information.

FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGY

The Fund seeks total return through a flexible combination of capital appreciation and current income.


To achieve its objective, the Fund invests primarily in common stocks and convertible securities. The portfolio managers consider the following factors when choosing companies to purchase:

-    Above  average  revenue  growth,
-    Consistent  earnings  growth,
-    Above  average  earnings  growth,  or
-    Attractive  valuation.

The  portfolio  managers  usually  will  sell  securities  if:

-    There  is  a  significant  increase  in  share  price,
-    The  outlook  of  a  company's  earnings  becomes  less  attractive,  or
-    More  favorable  opportunities  are  identified.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 20.

TOTAL  RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  FUND

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  D  SHARES*(YEARS  ENDED  DECEMBER  31)

1994       0.6%
1995      30.0%
1996      23.9%
1997      39.6%
1998      29.6%
1999      -0.2%
2000      -2.3%
2001     -11.9%
2002     -17.1%
2003     26.71%

Best  Quarter:     18.50%  2nd  qtr.of 1997
Worst Quarter:    -18.79%  3rd qtr. Of 2002

---------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.




Average annual returns - as of 12/31/03(1)  1 year    5 years   10 years
-------------------------------------------------------------------------
Class A shares - Before Taxes(2) . . . . .   19.45%     -3.36%      9.53%
-------------------------------------------------------------------------
Class B shares - Before Taxes(2) . . . . .   20.89%     -3.24%      9.68%
-------------------------------------------------------------------------
Class C shares - Before Taxes(2, 3). . . .   23.63%     -2.73%      9.89%
-------------------------------------------------------------------------
Class D shares - Before Taxes. . . . . . .   21.38%     -2.90%      9.80%
-------------------------------------------------------------------------
Class D shares - After Taxes
on Distributions . . . . . . . . . . . . .   21.05%     -4.60%      7.70%
-------------------------------------------------------------------------
Class D shares - After Taxes
on Distributions and Sale of Shares. . . .   13.88%  -2.90%(4)    7.72%4
-------------------------------------------------------------------------
Class R shares - Before Taxes(2) . . . . .   26.90%     -2.03%     10.29%
-------------------------------------------------------------------------
Institutional Service
Class shares - Before Taxes(2) . . . . . .   27.18%     -1.98%     10.31%
-------------------------------------------------------------------------
S&P 500 Index(5) . . . . . . . . . . . . .   28.67%     -0.57%     11.06%

---------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund's predecessor prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class A and Class B shares (5/11/98), Class C shares (3/1/01), Institutional Service Class shares (1/2/02), and Class R shares (10/1/03). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Class C, Class R, and Institutional Service Class shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for Class A, Class B, Class C and Class R shares would have been lower.
3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 The performance for "Class D shares - After Taxes on Distributions and Sale of Shares" is better than or equal to the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
5 The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.



                                                                             Institutional
Shareholder Fees(1)                                                             Service
(paid directly from your   Class A   Class B   Class C   Class D   Class R       Class
investment)                 shares    shares    shares    shares    shares       shares
------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on purchases
(as a percentage of
offering price) . . . . .  5.75%(2)     None         None   4.50%(2)    None      None
------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable).  None(3)   5.00%(4)  1.00%(5)  None      None      None
------------------------------------------------------------------------------------------
                                                                             Institutional
Annual Fund Operating                                                        Service
Expenses (deducted. . . .  Class A   Class B   Class C   Class D   Class R   Class
from Fund assets) . . . .  shares    shares    shares    shares    shares    shares
------------------------------------------------------------------------------------------
Management Fees . . . . .     0.57%     0.57%     0.57%     0.57%     0.57%           0.57%
------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .     0.25%     1.00%     1.00%     None      0.40%(6)     None
------------------------------------------------------------------------------------------
Other Expenses. . . . . .     0.31%     0.22%     0.22%     0.28%     0.42%           0.22%
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .     1.13%     1.79%     1.79%     0.85%     1.39%           0.79%

---------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A and Class D shares" on page 27.
3 A contingent deferred sales charge ("CDSC") of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 30, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 27.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 30. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  30.
6 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 year   3 years   5 years   10 years
-------------------------------------------------------------
Class A shares* . . .  $   684  $    913  $  1,161  $   1,871
-------------------------------------------------------------
Class B shares. . . .  $   682  $    863  $  1,170  $   1,850
-------------------------------------------------------------
Class C shares. . . .  $   282  $    563  $    970  $   2,105
-------------------------------------------------------------
Class D shares. . . .  $   533  $    709  $    900  $   1,452
-------------------------------------------------------------
Class R shares. . . .  $   142  $    440  $    761  $   1,669
-------------------------------------------------------------
Institutional Service  $    81  $    252  $    439  $     978
Class shares

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 year   3 years   5 years   10 years
------------------------------------------------------
Class B shares  $   182  $    563  $    970  $   1,850
------------------------------------------------------
Class C shares  $   182  $    563  $    970  $   2,105

---------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R and Institutional Service Class shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  GROWTH  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Gartmore  Growth  Fund  seeks  long-term  capital  appreciation.

To achieve its objective, the Fund invests primarily in common stocks of large capitalization companies. Under normal conditions, the Fund generally intends to be fully invested in these securities.

The portfolio managers will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:
-    It  is  unlikely  earnings  expectations  will  be  met.
-    The  price  of  the  security  is  or  becomes  overvalued.
-    The  outlook  for  a  company's  earnings  becomes  less  attractive.
-    More  favorable  opportunities  are  identified.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover of the Fund. The portfolio managers may engage in frequent portfolio transactions, which will lead to higher transaction costs for the Fund and may also lead to additional tax consequences.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of securities. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 20.

THE  BENEFITS  OF  RESEARCH
Through research, the portfolio manager and analysts gather, check and analyze information about industries and companies to determine if they are well positioned for long-term growth. The Fund seeks companies that have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

FUND  SUMMARIES  -  GARTMORE  GROWTH  FUND

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  D  SHARES*  (YEARS  ENDED  DECEMBER  31)

1994        1.5%
1995       28.7%
1996       16.7%
1997       26.2%
1998       23.8%
1999       16.6%
2000      -30.3%
2001      -27.7%
2002     -28.70%
2003      32.40%

Best  Quarter:     18.27%     2nd  qtr.  of  1997
Worst Quarter:    -28.00%     1st  qtr.  of  2001

---------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.


Average annual returns(1)-as of 12/31/03   1 year    5 years   10 years
------------------------------------------------------------------------
Class A shares - Before Taxes(2). . . . .   24.85%    -12.34%      2.11%
------------------------------------------------------------------------
Class B shares - Before Taxes(2). . . . .   26.41%    -12.62%      2.05%
------------------------------------------------------------------------
Class C shares - Before Taxes(2, 3) . . .   29.44%    -11.87%      2.38%
------------------------------------------------------------------------
Class D shares - Before Taxes . . . . . .   27.04%    -11.86%      2.39%
------------------------------------------------------------------------
Class D shares - After Taxes
on Distributions. . . . . . . . . . . . .   27.02%    -13.25%      0.49%
------------------------------------------------------------------------
Class D shares - After Taxes
on Distributions and Sale of Shares . . .   17.57%  -9.47%(4)      1.81%
------------------------------------------------------------------------
Class R shares - Before Taxes(2). . . . .   32.76%    -11.08%      2.84%
------------------------------------------------------------------------
Institutional Service Class
shares - Before Taxes(2). . . . . . . . .   32.96%    -11.01%      2.88%
------------------------------------------------------------------------
Russell 1000 Growth Index(5). . . . . . .   29.75%     -5.11%      9.21%

---------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.
2 These returns through May 11, 1998 include the performance of the Fund's predecessor fund, and, for periods from May 11, 1998 to the creation of the class, include the performance of the Fund's Class D shares. These returns were achieved prior to the creation of Class A and Class B shares (5/11/98), Class C shares (3/1/01), Institutional Service Class shares (1/2/02), and Class R shares (10/1/03). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Class C, Institutional Service Class and Class R shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes. If these other fees were reflected, the performance for Class A, Class B, Class C and Class R shares would have been lower.
3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 The performance for "Class D shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
5 The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index (the largest 1000 companies in the U.S.) with higher price-to-book ratios and higher forecasted growth values. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FUND  SUMMARIES  -  GARTMORE  GROWTH  FUND

FEES  AND  EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.


                                                                                   Institutional
Shareholder Fees(1)                                                                   Service
(paid directly from your   Class A   Class B   Class C      Class D      Class R       Class
investment)                 shares    shares    shares       shares       shares       shares
------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on purchases
(as a percentage of
offering price) . . . . .  5.75%(2)    None      None      4.50%(2)        None         None
------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable).  None(3)   5.00%(4)  1.00%(5)    None            None         None
------------------------------------------------------------------------------------------------

                                                                                   Institutional
Annual Fund Operating                                                              Service
Expenses (deducted. . . .  Class A   Class B   Class C   Class D         Class R   Class
from Fund assets) . . . .  shares    shares    shares    shares          shares    shares
------------------------------------------------------------------------------------------------
Management Fees . . . . .     0.60%     0.60%     0.60%    0.60%          0.60%           0.60%
------------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .     0.25%     1.00%     1.00%     None          0.40%6        None
------------------------------------------------------------------------------------------------
Other Expenses. . . . . .     0.28%     0.25%     0.25%    0.25%          0.45%           0.25%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .     1.13%     1.85%     1.85%     0.85%         1.45%           0.85%



---------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A and Class D shares" beginning on page 27.
3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C Shares" beginning on page 30, and "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A Purchases not Subject to a Sales Charge" beginning on page 27.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C Shares" beginning on page 30. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  30.
6 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year   3 years   5 years   10 years
-------------------------------------------------------------
Class A shares* . . .  $   684  $    913  $  1,161  $   1,871
-------------------------------------------------------------
Class B shares. . . .  $   688  $    882  $  1,201  $   1,893
-------------------------------------------------------------
Class C shares. . . .  $   288  $    582  $  1,001  $   2,169
-------------------------------------------------------------
Class D shares. . . .  $   533  $    709  $    900  $   1,452
-------------------------------------------------------------
Class R shares. . . .  $   148  $    459  $    792  $   1,735
-------------------------------------------------------------
Institutional Service  $    87  $    271  $    471  $   1,049
Class shares

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 year   3 years   5 years   10 years
------------------------------------------------------
Class B shares  $   188  $    582  $  1,001  $   1,893
------------------------------------------------------
Class C shares  $   188  $    582  $  1,001  $   2,169

---------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R and Institutional Service Class shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  LARGE  CAP  VALUE  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser, has selected NorthPointe Capital, LLC ("NorthPointe") as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations similar to the companies in The Russell 1000 Index. As of January 31, 2004, the market capitalizations of the companies in the Russell 1000 Index ranged primarily between $597 million and $338 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 1000 Index, at any given time, may be higher or lower.

The Fund looks for value oriented securities. To do this, the subad-viser begins by identifying securities of large capitalization companies and then evaluating them by comparing the securities to factors which the subadviser believes have predictive performance characteristics. These factors include earnings momentum, price momentum and price to economic value. The subadviser will also seek to minimize the Fund's risk by looking for securities which possess similar characteristics to the Fund's benchmark, the Russell 1000 Value Index, which measures the performance of those Russell 1000 companes with lower price-to-book ratios and lower forecasted growth values. The subadviser will consider selling a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the Fund's portfolio.

As described below in "Temporary Investments" in "More About the Funds," the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that a you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all.

Accordingly, since the Fund focuses on value-style stocks, performance may at time be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 20.

FUND  SUMMARIES  -  GARTMORE  LARGE  CAP  VALUE  FUND

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

1999     -4.70%
2000     15.40%
2001     -4.78%
2002     -13.79%
2003     28.03%

Best  Quarter:     16.30%     2nd qtr of  2003
Worst Quarter:    -18.05%     3rd qtr of  2002

---------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                                            Since
Average annual returns(1) - as of 12/31/03            1 year   5 years   Inception(2)
-------------------------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . . . . .   20.61%     1.74%         2.80%
-------------------------------------------------------------------------------------
Class A shares - After Taxes on Distributions. . . .   20.42%     1.21%         2.26%
-------------------------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . . . .   13.61%     1.21%         2.11%
-------------------------------------------------------------------------------------
Class B shares - Before Taxes. . . . . . . . . . . .   22.35%     1.76%         2.99%
-------------------------------------------------------------------------------------
Class C shares - Before Taxes(3, 4). . . . . . . . .   24.99%     1.95%         3.00%
-------------------------------------------------------------------------------------
Class R shares - Before Taxes(3) . . . . . . . . . .   27.38%     2.13%         3.17%
-------------------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes(5)   20.61%     1.74%         2.81%
-------------------------------------------------------------------------------------
Russell 1000 Value Index(6). . . . . . . . . . . . .   30.03%     3.56%         5.04%

---------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  November  2,  1998.
3 These returns until the creation of Class C shares (3/1/01) and Class R shares (10/1/03) include the performance of the Fund's Class B shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 These returns include the performance of the Fund's Institutional Service Class shares through March 5, 2002 (when all the prior shares were liquidated) and the Fund's Class A shares from March 6, 2002 to December 31, 2003. The returns have been adjusted for the fact that Institutional Service Class shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Institutional Service Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Service Class shares would have produced because the classes of shares invest in the same portfolio of securities.
6 The Russell 1000 Value Index is an unmanaged index of large capitalization value securities of U.S. companies included in the Russell 1000 Value Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  LARGE  CAP  VALUE  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                                         Institutional
Shareholder Fees(1)                                                         Service
(paid directly from your         Class A   Class B   Class C   Class R       Class
investment)                       shares    shares    shares    shares       shares
--------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage
of offering price). . . . . . .  5.75%(2)  None      None      None          None
--------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable). . . .  None(3)   5.00%(4)  1.00%(5)  None           None
--------------------------------------------------------------------------------------

                                                                         Institutional
                                                                         Service
Annual Fund Operating Expenses.  Class A   Class B   Class C   Class R   Class
(deducted from Fund assets) . .  shares    shares    shares    shares    shares
--------------------------------------------------------------------------------------
Management Fees . . . . . . . .     0.75%     0.75%     0.75%     0.75%           0.75%
--------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . . . .     0.25%     1.00%     1.00%   0.40%6        None
--------------------------------------------------------------------------------------
Other Expenses. . . . . . . . .     0.47%     0.33%     0.33%     0.53%           0.33%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     1.47%     2.08%     2.08%     1.68%           1.08%
--------------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . . . . . .     0.08%     0.08%     0.08%     0.08%           0.08%
--------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)(7). . .     1.39%     2.00%     2.00%     1.60%           1.00%

---------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more in
3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge. See "Buying,
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares a
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchangin
6 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. The
7 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including,

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                             1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Class A shares* . . . . . .  $   708  $  1,006  $  1,324  $   2,225
-------------------------------------------------------------------
Class B shares. . . . . . .  $   703  $    944  $  1,311  $   2,175
-------------------------------------------------------------------
Class C shares. . . . . . .  $   303  $    644  $  1,111  $   2,404
-------------------------------------------------------------------
Class R shares. . . . . . .  $   163  $    522  $    905  $   1,980
-------------------------------------------------------------------
Institutional Service . . .  $   102  $    336  $    588  $   1,310
Class shares

You would pay the following expenses on the same investment if you did not sell your shares**:

                              1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Class B shares. . . . . . .  $   203  $    644  $  1,111  $   2,175
-------------------------------------------------------------------
Class C shares. . . . . . .  $   203  $    644  $  1,111  $   2,404


---------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  MID  CAP  GROWTH  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  appreciation.

To achieve its objective under normal conditions the Fund invests at least 80% of its net assets in equity securities of mid-capitalization companies (mid-cap companies). Mid cap companies are companies having a market capitalization within the range of the market capitalizations of companies included in the Russell Midcap Index at the time of investment. The Russell Midcap Index is composed of 800 stocks of medium-size companies with market capitalizations as of January 31, 2004, ranging primarily between $597 million and $18.8 billion. Due to market fluctuations, the current market capitalization of the companies within the Russell Midcap Index may be higher or lower over time.

The Fund's investment style focuses on growth companies that are reasonably priced.

In analyzing specific companies for possible investment, the Fund's portfolio manager reviews the earnings growth of all publicly traded mid-cap companies over the past three years and makes investments based on several of the following characteristics:

- Above-average, consistent earnings growth and superior forecasted growth versus the market;
-    Financial  strength  and  stability;
-    A  healthy  balance  sheet;
-    Strong  competitive  advantage  within  its  industry;
-    Positive  investor  sentiment;
-    Relative  market  value;  and
-    Strong  management  team.

The Fund primarily invests in equity securities which include common stocks, convertible securities and warrants. The Fund typically invests in securities issued by approximately 60 to 80 companies with 1 - 3% of the Fund's net assets in securities of a particular issuer.

The Fund's portfolio manager considers whether to sell a particular security based on the following criteria:

-    Change  in  company  fundamentals  from  the  time  of original investment;
- When valuation measures deteriorate to where other attractive stocks are available more cheaply;
-    Financial  strength  and  stability  of  the  issuer  weakens;  and
- When market capitalization reaches the upper boundaries of the investable universe.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

The portfolio manager, however, is not required to sell a security if it is no longer considered a mid cap company.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID-CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in mid-cap companies and therefore is subject to the risks associated with mid-sized companies. The Fund's investment in mid-sized companies are riskier than investments in larger, more established companies. The stocks of mid-sized companies may be less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 20.

FUND  SUMMARIES  -  GARTMORE  MID  CAP  GROWTH  FUND

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for that time period compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURN  -  INSTITUTIONAL  CLASS  SHARES*  (YEAR  ENDED  DECEMBER  31)

2003     37.09%

Best  Quarter:     20.91%    2nd qtr. of  2003
Worst Quarter:      1.07%    1st qtr. of  2003

---------
* This annual return does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.


Average annual returns(1)                                         Since
as of December 31, 2003                               1 year   Inception(2)
---------------------------------------------------------------------------
Class A shares - Before Taxes(3) . . . . . . . . . .   29.17%        25.42%
---------------------------------------------------------------------------
Class B shares - Before Taxes(3) . . . . . . . . . .   32.00%        28.43%
---------------------------------------------------------------------------
Class C shares - Before Taxes(3, 4). . . . . . . . .   34.68%        30.39%
---------------------------------------------------------------------------
Class R shares - Before Taxes(3) . . . . . . . . . .   37.19%        31.58%
---------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes(3)   37.00%        31.43%
---------------------------------------------------------------------------
Institutional Class shares - Before Taxes. . . . . .   37.39%        31.73%
---------------------------------------------------------------------------
Institutional Class shares -
After Taxes on Distributions . . . . . . . . . . . .   36.32%        30.91%
---------------------------------------------------------------------------
Institutional Class shares -
After Taxes on Distributions and Sale of Shares. . .   24.49%        26.69%
---------------------------------------------------------------------------
Russell Midcap Growth Index(5) . . . . . . . . . . .   42.71%        55.78%

---------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  October  1,  2002.
3 These returns included performance based on the Fund's Institutional Class shares, which was achieved prior to the creation of Class A shares
     (3/5/03), Class B and Class C shares (8/21/03), and Class R shares (10/1/03). These returns for the Institutional Service Class shares through December 31, 2003 also include the performance of the Fund's Institutional Class shares because the Institutional Service Class shares had not yet commenced operations. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Class C, Class R and Institutional Service Class shares would have produced because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Class C, Class R and Institutional Service Class shares would have been lower.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 The Russell Midcap Growth Index is an unmanaged index of mid capitalization growth securities of U.S. companies. It measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values and gives a broad look at how the stock price of medium-size U.S. companies have performed. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FUND  SUMMARIES  -  GARTMORE  MID  CAP  GROWTH  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.


                                                              Institutional
Shareholder Fees(1)                                              Service      Institutional
(paid directly from   Class A   Class B   Class C   Class R       Class           Class
your investment)       shares    shares    shares    shares       shares          shares
-------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage
of offering
price) . . . . . . .  5.75%(2)  None      None      None      None            None
-------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed on
redemptions (as a
percentage of
original purchase
price or sale
proceeds, as
applicible). . . . .  None(3)   5.00%(4)  1.00%(5)  None      None            None
-------------------------------------------------------------------------------------------
Redemption/
Exchange Fee
(as a percentage
of amount
redeemed or
exchanged)(6). . . .     1.50%     1.50%     1.50%     1.50%           1.50%           1.50%
-------------------------------------------------------------------------------------------

Annual Fund                                                   Institutional
Operating Expenses                                            Service         Institutional
(deducted from . . .  Class A   Class B   Class C   Class R   Class           Class
Fund assets) . . . .  shares    shares    shares    shares    shares          shares
-------------------------------------------------------------------------------------------
Management Fees. . .     0.75%     0.75%     0.75%     0.75%           0.75%           0.75%
-------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1)
Fees . . . . . . . .     0.25%     1.00%     1.00%   0.40%7     None          None
-------------------------------------------------------------------------------------------
Other Expenses . . .     1.35%     1.35%     1.35%     1.55%           1.60%           1.35%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING
EXPENSES . . . . . .     2.35%     3.10%     3.10%     2.70%           2.35%           2.10%
-------------------------------------------------------------------------------------------
Amount of Fee
Waiver/
Expense
Reimbursement. . . .     0.95%     0.95%     0.95%     0.95%           0.95%           0.95%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
(AFTER
WAIVERS/
REIMBURSEMENTS)(8) .     1.40%     2.15%     2.15%     1.75%           1.40%           1.15%

---------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges - Class A and Class D shares" on page 27.
3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 30, and "Buying, Selling and Exchanging Fund Shares-Buying shares-Class A Purchases not Subject to a Sales Charge" beginning on page 27.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 30. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 30.
6 A redemption/exchange fee of 1.50% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" beginning on page 32.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Fund have entered into a written contract limiting total fund operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.15% for each Class at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.65% for Class A and 1.90% for Class R shares before GMF would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

FUND  SUMMARIES  -  GARTMORE  MID  CAP  GROWTH  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------
Class A Shares* . . . . . . . . . . . .  $   709  $  1,180  $  1,677  $   3,038
-------------------------------------------------------------------------------
Class B Shares. . . . . . . . . . . . .  $   718  $  1,168  $  1,743  $   3,088
-------------------------------------------------------------------------------
Class C Shares. . . . . . . . . . . . .  $   318  $    868  $  1,543  $   3,345
-------------------------------------------------------------------------------
Class R Shares. . . . . . . . . . . . .  $   178  $    748  $  1,345  $   2,962
-------------------------------------------------------------------------------
Institutional Service Class Shares       $   143  $   642   $  1,169  $  2,613
-------------------------------------------------------------------------------
Institutional Class Shares. . . . . . .  $   117  $    566  $  1,041  $   2,356
-------------------------------------------------------------------------------
You  would pay the following expenses on the same investment if you did not sell your  shares**:

                                          1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------
Class B Shares. . . . . . . . . . . . .  $   218  $    868  $  1,543  $   3,088
-------------------------------------------------------------------------------
Class C Shares. . . . . . . . . . . . .  $   218  $    868  $  1,543  $   3,345

---------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  FUND)

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  appreciation.

To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies (small-cap companies). Small cap companies are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index1. As of January 31, 2004, the market capitalizations of companies in the Russell 2000 Index ranged from $22 million to $2.7 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000 Index may, at any given time, be higher or lower.

The Fund looks at many factors when considering which securities to purchase for the Fund, including measures of earnings momentum, relative value, management action and price trend. The Fund sells securities that no longer meet the portfolio managers' expectations.

The Fund may also invest in equity securities of U.S. companies with larger market capitalizations and in foreign securities. The Fund may engage in securities lending in order to generate additional income for the Fund.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

---------
1 The Russell 2000 Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of common stock of the company multiplied by the current share price.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio management team's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock market may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in small cap companies and therefore is subject to the risks associated with small cap companies. The Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 20.

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  FUND)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES1  (YEARS  ENDED  DECEMBER  31)

1999      18.62%
2000       4.52%
2001      -1.89%
2002     -18.55%
2003      48.01%

Best  Quarter:     23.36% 2nd qtr of 2003
Worst Quarter:    -21.93% 3rd qtr of 2002

---------
1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.


Average annual returns-                 One     Five       Since
as of December 31, 2003(1)              Year   Years   Inception( 2)
--------------------------------------------------------------------
Class A shares - Before Taxes . . . .  39.56%   6.69%          8.22%
--------------------------------------------------------------------
Class A shares - After Taxes
on Distributions. . . . . . . . . . .  39.32%   5.88%          7.41%
--------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sale of Shares. . .  26.05%   5.27%          6.62%
--------------------------------------------------------------------
Class B shares - Before Taxes . . . .  42.22%   6.98%          8.66%
--------------------------------------------------------------------
Class C shares - Before Taxes(3, 4) .  44.61%   7.10%          8.61%
--------------------------------------------------------------------
Class R shares - Before Taxes(3). . .  47.22%   7.29%          8.79%
--------------------------------------------------------------------
Institutional Service Class shares -
Before Taxes. . . . . . . . . . . . .  48.23%   8.13%          9.64%
--------------------------------------------------------------------
Russell 2000  Index (5) . . . . . . .  47.25%   7.13%          9.22%

---------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  November  2,  1998.
3 These returns until the creation of Class C shares (3/1/01) and Class R shares (12/31/03) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced during those periods because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  FUND)

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                                          Institutional
Shareholder Fees(1)                                                          Service
(paid directly from your          Class A   Class B   Class C   Class R       Class
investment)                        shares    shares    shares    shares       shares
--------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price) . . . . . . .  5.75%(2)  None      None      None      None
--------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a percentage
of original purchase price
or sale proceeds, as applicible)  None(3)   5.00%(4)  1.00%(5)  None      None
--------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(6). . . .     1.50%     1.50%     1.50%     1.50%           1.50%
--------------------------------------------------------------------------------------

                                                                          Institutional
Annual Fund Operating                                                     Service
Expenses . . . . . . . . . . . .  Class A   Class B   Class C   Class R   Class
(deducted from Fund assets). . .  shares    shares    shares    shares    shares
--------------------------------------------------------------------------------------
Management Fees. . . . . . . . .     0.95%     0.95%     0.95%     0.95%           0.95%
--------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . . . . . .     0.25%     1.00%     1.00%  0.40%(7)  None
--------------------------------------------------------------------------------------
Other Expenses . . . . . . . . .     0.50%     0.36%     0.36%     0.56%           0.61%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . . .     1.70%     2.31%     2.31%     1.91%           1.56%
--------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement. . . . . .     0.11%     0.11%     0.11%     0.11%           0.11%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)(8) . . .     1.59%     2.20%     2.20%     1.80%           1.45%


---------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 27.
3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 30 and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 27.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  30.
5 A CDSC of is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  30.
6 A redemption/exchange fee of 1.50% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" beginning on page 32.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.20% for each Class shares through at least February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.70% for Class A and 1.95% for Class R shares before GMF would be required to further limit the Fund's expenses.

FUND  SUMMARIES  -  GARTMORE  SMALL  CAP  FUND
(FORMERLY  NATIONWIDE  SMALL  CAP  FUND)

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 year   3 years   5 years   10 years
----------------------------------------------------------------------------
Class A shares*. . . . . . . . . . .  $   727  $  1,070  $  1,435  $   2,459
----------------------------------------------------------------------------
Class B shares . . . . . . . . . . .  $   723  $  1,011  $  1,425  $   2,414
----------------------------------------------------------------------------
Class C shares . . . . . . . . . . .  $   323  $    711  $  1,225  $   2,637
----------------------------------------------------------------------------
Class R shares . . . . . . . . . . .  $   183  $    589  $  1,021  $   2,224
----------------------------------------------------------------------------
Institutional Service
Class shares . . . . . . . . . . . .  $   148  $    482  $    840  $   1,847
----------------------------------------------------------------------------
You  would pay the following expenses on the same investment if you did not sell your  shares**:

                                       1 year   3 years   5 years   10 years
----------------------------------------------------------------------------
Class B shares . . . . . . . . . . .  $   223  $    711  $  1,225  $   2,414
----------------------------------------------------------------------------
Class C shares . . . . . . . . . . .  $   223  $    711  $  1,225  $   2,637

---------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your share

MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about each of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE  SECURITIES.  (NATIONWIDE,  MID  CAP  GROWTH)
Convertible securities-also known as convertibles-including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

WARRANTS (MID CAP GROWTH). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

PRINCIPAL  RISKS

SMALL CAP RISK (SMALL CAP FUND). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger com-

pany securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which the Fund invests may be in the technology and biotechnolo-gy industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.

In  addition,  small  cap  companies  may:
-    Lack  depth  of  management.
-    Lack  a  proven  track  record.
-    Be  unable  to  generate  funds  necessary  for  growth  or  development.
- Be developing or marketing new products or services for which markets are not yet established and may never become established.
-    Market  products  or  services  which  may  become  quickly  obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (SMALL CAP FUND). Investments in foreign securities involve special risks not presented by U.S. investing that can increase the chances that the Fund will lose money.

     - COUNTRY. General securities market movements in any country in which the Fund has investments, are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     - FOREIGN MARKETS. The Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

     - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign

MORE  ABOUT  THE  FUNDS

          investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S.
          accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.

     - CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be be pursuing its investment objective and may miss potential market upswings.

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF may allocate the Gartmore Large Cap Value Fund's assets among one or more subadvisers and evaluates and monitors the performance of subadvisers. GMF is authorized to select and place portfolio investments on behalf of such Fund. However, GMF does not intend to do so at this time. GMF was organized in 1999 and advises mutual funds. As of January 30, 2004, GMF and its affiliates had approximately $38.2 billion in assets under management, including approximately $21.7 billion managed by GMF.

Each Fund pays GMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by each Fund for the fiscal year ended October 31, 2003 (including any fees paid to a sub-adviser), expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:



Fund                                                                         Fee
----------------------------------------------------------------------------------
Gartmore Nationwide Fund                                                     0.57%
Gartmore Growth Fund                                                         0.59%
Gartmore Large Cap Value Fund                                                0.75%
Gartmore Mid Cap Growth Fund                                                 0.75%*
Gartmore Small Cap Fund                                                      0.95%

* Effective March 1, 2004, the contractual management fee for the following Fund has been changed as follows:

Fund . . . . . . . . . . . . . . . . . . .  Assets                         Fee
----------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund . . . . . . .  0 up to $250 million             0.75%
                                            250 million up to $1 billion    0.725%
                                            1 billion up to $2 billion       0.70%
                                            2 billion up to $5 billion      0.675%
                                            $     5 billion and more         0.65%

PORTFOLIO  MANAGERS  -  GARTMORE  NATIONWIDE  FUND

Simon Melluish and William H. Miller are portfolio co-managers of the Fund. Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently co-manages the Gartmore GVIT Nationwide Fund and manages the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

Mr. Miller began co-managing the Fund and the Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

PORTFOLIO  MANAGER  -  GARTMORE  GROWTH  FUND

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000. Mr. Burtnick joined GMF in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group which focused on portfolio construction and risk management issues for institutional investors and hedge funds.

PORTFOLIO  MANAGER  -  GARTMORE  MID  CAP  GROWTH  FUND

Robert D. Glise, CFA, is the Gartmore Mid Cap Growth Fund's portfolio manager. As the portfolio manager, Mr. Glise is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. Mr. Glise joined GMF in April 2002. Prior to April 2002, Mr. Glise was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, Mr. Glise was a portfolio manager for the Eaton Corporation from April 1993 to January 1998.

PORTFOLIO  MANAGEMENT  TEAM  -  GARTMORE  SMALL  CAP  FUND

A team of portfolio managers from GMF is responsible for day-to-day management of the Fund.

MULTI-MANAGER  STRUCTURE  FOR  GARTMORE  LARGE  CAP VALUE AND GARTMORE SMALL CAP
FUNDS

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (except hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subadviser with Trustee approval but without shareholder approval. Currently, the Gartmore Large Cap Value Fund is subadvised by NorthPointe, an affiliate of GMF, and the Gartmore Small Cap Fund is managed directly by GMF. If a new non-affiliate subadviser is hired for either Fund, shareholders will receive information about the new subadviser within 90 days of the change. The order allows these Funds to operate more efficiently and with greater flexibility.

MANAGEMENT

GMF provides the following oversight and evaluation services to these Funds:
-    performing  initial  due  diligence  on prospective subadvisers for a Fund.
- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations.
-    communicating  performance expectations and evaluations to the subadvisers.
- ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvis-ers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvis-ers, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

                      favorable results at any given time.
SUBADVISER  FOR  THE  GARTMORE  LARGE  CAP  VALUE  FUND

Subject to the supervision of GMF and the Trustees, NorthPointe will manage the Fund's assets in accordance with the Fund's investment objective and strategies. NorthPointe makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NorthPointe Capital, LLC (NorthPointe) 101 West Big Beaver, Suite 745, Troy, Michigan 48084, was organized in 1999 and manages the Fund, as well as several other mutual funds and institutional accounts.

Out of its management fee, GMF paid NorthPointe an annual subad-visory fee for the fiscal year ended October 31, 2003, based on the Fund's average daily net assets, of 0.35%.

PORTFOLIO  MANAGERS  -  GARTMORE  LARGE  CAP  VALUE  FUND
Peter James Cahill is the lead portfolio manager of the Gartmore Large Cap Value Fund. He is assisted by Jeffrey C. Petherick and Mary C. Champagne in the Fund's management. Mr. Cahill joined NorthPointe in January 2000. He was with Loomis, Sayles & Company L.P. from May 1997 to January 2000 as a director of quantitative research. Prior to May 1997, Mr. Cahill was a quantitative researcher for Bank of America.

Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class D, Class R, Institutional Service Class and Institutional Class shares are available to a limited group of investors and are not offered by all Funds.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
-     Class  A  shares
-     Class  D  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-     Class  B  shares  if  you  sell  your  shares within six years of purchase
-  Class  C  shares  if  you  sell  your  shares  within  one  year  of purchase

No Sales Charges on Class R, Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class D, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A, Class D and Institutional Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Class D, Institutional Service Class or Institutional Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each
Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:

Class A and D shares                               Class B shares                                  Class C shares
--------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means . .  No front-end sales charge, so your full           No front-end sales charge, so your full
 that a portion of your initial.  investment immediately goes toward                investment immediately goes toward
 Investment goes toward. . . . .  buying shares                                     buying shares
 the sales charge,
and is not invested
--------------------------------------------------------------------------------------------------------------------------
Reductions and waivers of. . . .  No reductions of the CDSC available,              Like Class B shares, no reductions of
 the sales charge available. . .  but waivers available                             the CDSC are available, but waivers
                                                                                    of CDSC are available
--------------------------------------------------------------------------------------------------------------------------
Lower expenses than Class B. . .  Higher distribution and service fees than         Higher distribution and service fees than
and Class C shares mean higher .  Class A and Class D shares mean higher fund       Class A and Class D shares mean higher
dividends per share. . . . . . .  expenses and lower dividends per share            fund expenses and lower dividends per share
--------------------------------------------------------------------------------------------------------------------------
Conversion features are. . . . .  After seven years, Class B shares convert         Unlike Class B shares, Class C shares
not applicable . . . . . . . . .  into Class A shares, which reduces your           do not automatically convert
                                  future fund expenses                              into another class
--------------------------------------------------------------------------------------------------------------------------
No sales charge when shares are.  CDSC if shares are sold within six years:         CDSC of 1% is applicable if
sold back to a Fund(1) . . . . .  5% in the first year, 4% in the second, 3%        shares are sold in
                                  in the third and fourth years, 2% in the fifth,   the first year
                                  and 1% in the sixth year                          after purchase
--------------------------------------------------------------------------------------------------------------------------
No maximum investment limit. . .  Investments of $100,000 or more may be            Investments of $1,000,000 or
                                  rejected                                          more may be Rejected(2)

---------
1 A CDSC of up to 0.50% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Class D, Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

WHO  CAN  BUY  CLASS  D  SHARES

Class  D  shares  are  available  for  purchase  by  the  following:

- Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account and in the same capacity
- Persons eligible to purchase Class D shares without a sales charge as described below or in the SAI

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Institutional Service Class and Class R shares and the Gartmore Mid Cap Growth Fund also offers Institutional Class shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

   The Institutional Service Class shares are available for purchase only by the Following

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement benefit for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust
- retirement plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative  service  fee
25

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES  (Continued)

- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services
- High net worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Institutional Service Class of any of the Funds (or Institutional Class shares of the Gartmore Mid Cap Growth Fund), one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-    New  Year's  Day
-    Martin  Luther  King,  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.


MINIMUM INVESTMENTS-CLASS A, B, C
& D SHARES
To open an account (per Fund)              $2,000
-------------------------------------------------
To open an IRA account
(per Fund). . . . . . . . . . . . . .  $    1,000
-------------------------------------------------
Additional investments
(per Fund). . . . . . . . . . . . . .  $      100
-------------------------------------------------
To start an Automatic Asset
Accumulation Plan . . . . . . . . . .  $    1,000
-------------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction . . . . . . . . . . .  $       50
-------------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL
SERVICE CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . . . .  $   50,000
-------------------------------------------------
Additional investments. . . . . . .       .  None
-------------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL
CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . . . .  $1,000,000
-------------------------------------------------
Additional investments. . . . . . . .        None

-------------------------------------------------
If  you  purchase  shares  through  an
account  at  another  intermediary,
different  minimum  account  require-
ments  may  apply.  These  minimum
investment  requirements  do  not
apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the min-imum investment amount under certain circumstances.
Call  1-800-
848-0920  for  more  information.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

FRONT-END  SALES  CHARGES

CLASS  A  AND  CLASS  D  SHARES

The charts below show the applicable Class A and Class D front-end shares sales charges, which decrease as the amount of your investment increases.




CLASS A SHARES                     Sales Charge              Dealer
                                      as % of            Commission
                                              Amount        as % of
                             Offering        Invested      Offering
Amount of purchase             Price      (approximately)    Price
-------------------------------------------------------------------
Less than $50,000 . . . .         5.75%            6.10%      5.00%
-------------------------------------------------------------------
50,000 to $99,999. . . .          4.75             4.99       4.00
-------------------------------------------------------------------
100,000 to $249,999. . .          3.50             3.63       3.00
-------------------------------------------------------------------
250,000 to $499,999. . .          2.50             2.56       2.00
-------------------------------------------------------------------
500,000 to $999,999. . .          2.00             2.04       1.75
-------------------------------------------------------------------
1 million or more. . . .          None             None       None*
-------------------------------------------------------------------
*  Dealer  may  be  eligible  for  a  finder's  fee  as
disclosed  below.

CLASS D SHARES. . . . . .          Sales Charge              Dealer
                                     as % of             Commission
                                          Amount            as % of
                           Offering       Invested         Offering
Amount of purchase. . . .  Price          (approximately)  Price
-------------------------------------------------------------------
Less than $50,000 . . . .         4.50%            4.71%      4.00%
-------------------------------------------------------------------
50,000 to $99,999. . . .          4.00             4.17       3.50
-------------------------------------------------------------------
100,000 to $249,999. . .          3.00             3.09       2.50
-------------------------------------------------------------------
250,000 to $499,999. . .          2.50             2.56       1.75
-------------------------------------------------------------------
500,000 to $999,999. . .          2.00             2.04       1.25
-------------------------------------------------------------------
1 million to $24,999,999          0.50             0.50       0.50
-------------------------------------------------------------------
25 million or more . . .          None             None        None
-------------------------------------------------------------------

YOU MAY QUALIFY FOR A REDUCED CLASS A OR CLASS D SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A OR CLASS D SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A and Class D sales charges" and "Waiver of Class A and Class D sales charges" below and "Reduction of Class A and Class D sales charges" and "Net Asset Value Purchase Privilege (Class A and Class D shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.50% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.50% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

If you are eligible to purchase Institutional Class shares, purchasing Institutional Class shares will be preferable to purchasing Class A shares.

REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A and Class D investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

     taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

The Class A and Class D sales charges will be waived for the following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons. (Class A shares only)
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor. (Class A shares only)
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Funds which have Class D shares)
-    Retirement  plans.  (Class  A  shares  only)
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors). (Class A and Class D shares for those Funds which have Class D shares)
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    Any  investment  advisory  clients  of  GMF,  GSACT  and  their  affiliates
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). (Class A and Class D shares for those Funds which have Class D shares)

Additional  investors eligible for sales charge waivers may be found in the SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUNDS' AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B, Class C or Class D shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

method, you must call Customer Service at 1-800-848-0920, and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B,  CLASS C AND CLASS D SHARES

A medallion signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
-    if the proceeds are mailed to any address other than the address of record,
     or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
29

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:


                1      2       3       4       5       6     7 years
Sale within   year   years   years   years   years   years   or more
--------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:


Amount of          $1 million     $25 million
Purchase         to $24,999,999     or more
----------------------------------------------
Amount of CDSC             0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.


WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 70 1/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B, Class C or Class D shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B, Class C and Class D shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss,

CAPITAL  GAINS  TAXES
If you sell Fund shares you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 36.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B,  CLASS  C  AND CLASS D SHARES

If the value of your Class A, Class B, Class C or Class D shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:


Fund/Class          As a % of daily net assets
--------------------------------------------------
Class A shares    0.25% (distribution or service fee)
--------------------------------------------------
Class B shares    1.00% (0.25% service fee)
--------------------------------------------------
Class C shares    1.00% (0.25% service fee)
--------------------------------------------------
Class R shares    0.50% (0.25%
                  of which may be either a
                  distribution or service fee)

Class D, Institutional Class and Institutional Service Class shares pay no Rule 12b-1 fees.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B, Class C or Class D shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class R, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C, Class D and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or cer-

tain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 28 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax, as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 36.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

The Gartmore Mid Cap Growth Fund and the Gartmore Small Cap Fund will each assess a redemption fee of 1.50% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth
Leaders  Fund  and  Gartmore  Nationwide  Leaders  Fund):



Fund Exchange                             Fee
-----------------------------------------------
Gartmore Emerging Markets Fund. . . . .   2.00%
Gartmore Focus Fund . . . . . . . . . .  .2.00%
Gartmore Global Financial Services Fund   2.00%
Gartmore Global Health Sciences Fund. .   2.00%
Gartmore Global Technology and
Communications Fund . . . . . . . . . .   2.00%
Gartmore Global Utilities Fund. . . . .   2.00%

Fund Exchange . . . . . . . . . . . . .  Fee
-----------------------------------------------
Gartmore International Growth Fund. . .   2.00%
Gartmore Long-Short Equity Plus Fund. .  .2.00%
Gartmore Nationwide Leaders Fund. . . .   2.00%
Gartmore U.S. Growth Leaders Fund . . .   2.00%
Gartmore Worldwide Leaders Fund . . . .   2.00%
Gartmore Micro Cap Equity Fund. . . . .   1.50%
Gartmore Mid Cap Growth Fund. . . . . .   1.50%
Gartmore Millennium Growth Fund . . . .   1.50%
Gartmore Small Cap Fund . . . . . . . .   1.50%
Gartmore Value Opportunities Fund . . .   1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  redemption  or  exchange  fee  does  not  apply  to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply.
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding periods are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING  YOUR  DISTRIBUTION  OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if the Fund or a class has not been in operation for the past five years, for the life of the Fund or that class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 have been audited by Pricewaterhouse Coopers LLP, whose reports, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

FINANCIAL  HIGHLIGHTS

GARTMORE  NATIONWIDE  FUND




                                                    INVESTMENT ACTIVITIES
--------------------------------------------------------------------------------------------------
                                                                                       NET
                                                                                   REALIZED AND
                                        NET                      UNREALIZED           TOTAL
                                   ASSET VALUE,       NET          GAINS               FROM
                                     BEGINNING     INVESTMENT   (LOSSES) ON         INVESTMENT
                                     OF PERIOD       INCOME     INVESTMENTS         ACTIVITIES
--------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $       30.30         0.17          2.84                    3.01
Year Ended October 31, 2000 . . .  $       32.71         0.16          0.14                    0.30
Year Ended October 31, 2001 . . .  $       30.80         0.08         (5.66)                  (5.58)
Year Ended October 31, 2002 . . .  $       16.75         0.07         (1.68)                  (1.61)
Year Ended October 31, 2003 . . .  $       15.06         0.09          3.02                    3.11

CLASS B SHARES
Year Ended October 31, 1999 . . .  $       30.18        (0.03)         2.79                    2.76
Year Ended October 31, 2000 . . .  $       32.45        (0.06)         0.13                    0.07
Year Ended October 31, 2001 . . .  $       30.48        (0.06)        (5.65)                  (5.71)
Year Ended October 31, 2002 . . .  $       16.40        (0.03)        (1.65)                  (1.68)
Year Ended October 31, 2003 . . .  $       14.72            -          2.94                    2.94

CLASS C SHARES
Period Ended October 31, 2001 (d)  $       19.12        (0.03)        (2.68)                  (2.71)
Year Ended October 31, 2002 . . .  $       16.40        (0.03)        (1.65)                  (1.68)
Year Ended October 31, 2003 . . .  $       14.72        (0.01)         2.95                    2.94

CLASS D SHARES
Year Ended October 31, 1999 . . .  $       30.26         0.25          2.82                    3.07
Year Ended October 31, 2000 . . .  $       32.60         0.23          0.12                    0.35
Year Ended October 31, 2001 . . .  $       30.67         0.13         (5.65)                  (5.52)
Year Ended October 31, 2002 . . .  $       16.64         0.13         (1.69)                  (1.56)
Year Ended October 31, 2003 . . .  $       14.96         0.13          3.00                    3.13

CLASS R SHARES
Period Ended October 31, 2003 (e)  $       17.32            -          0.63                    0.63

INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 2002 (f)  $       18.18          0.11        (3.24)                  (3.13)
Year Ended October 31, 2003        $       14.95          0.14         3.01                    3.15




                                                    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
                                                                                NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL            END OF       TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS       PERIOD       RETURN (A)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .       (0.11)     (0.49)          (0.60)  $       32.71        10.05%
Year Ended October 31, 2000 . . .       (0.17)     (2.04)          (2.21)  $       30.80         1.25%
Year Ended October 31, 2001 . . .       (0.10)     (8.37)          (8.47)  $       16.75      (23.34%)
Year Ended October 31, 2002 . . .       (0.08)         -           (0.08)  $       15.06       (9.64%)
Year Ended October 31, 2003 . . .       (0.09)         -           (0.09)  $       18.08        20.74%

CLASS B SHARES
Year Ended October 31, 1999 . . .           -      (0.49)          (0.49)  $       32.45         9.22%
Year Ended October 31, 2000 . . .           -      (2.04)          (2.04)  $       30.48         0.48%
Year Ended October 31, 2001 . . .           -      (8.37)          (8.37)  $       16.40      (24.19%)
Year Ended October 31, 2002 . . .           -          -               -   $       14.72      (10.24%)
Year Ended October 31, 2003 . . .       (0.01)         -           (0.01)  $       17.65        19.99%

CLASS C SHARES
Period Ended October 31, 2001 (d)       (0.01)         -           (0.01)  $       16.40  (14.16%) (g)
Year Ended October 31, 2002 . . .           -          -               -   $       14.72      (10.24%)
Year Ended October 31, 2003 . . .       (0.01)         -           (0.01)  $       17.65        20.00%

CLASS D SHARES
Year Ended October 31, 1999 . . .       (0.24)     (0.49)          (0.73)  $       32.60        10.27%
Year Ended October 31, 2000 . . .       (0.24)     (2.04)          (2.28)  $       30.67         1.40%
Year Ended October 31, 2001 . . .       (0.14)     (8.37)          (8.51)  $       16.64      (23.22%)
Year Ended October 31, 2002 . . .       (0.12)         -           (0.12)  $       14.96       (9.43%)
Year Ended October 31, 2003 . . .       (0.13)         -           (0.13)  $       17.96        21.07%

CLASS R SHARES
Period Ended October 31, 2003 (e)           -          -               -   $       17.95     3.64% (g)

INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 2002 (f)       (0.10)         -           (0.10)  $       14.95  (17.27%) (g)
Year Ended October 31, 2003 . . .       (0.14)         -           (0.14)  $       17.96        21.22%



                                                             RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                               RATIO OF NET
                                                              RATIO OF NET      RATIO OF        INVESTMENT
                                                  RATIO OF     INVESTMENT       EXPENSES       INCOME (LOSS)
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $     54,223        0.96%          0.53%              (i)              (i)        13.88%
Year Ended October 31, 2000 . . .  $     54,537        0.98%          0.54%              (i)              (i)        90.01%
Year Ended October 31, 2001 . . .  $    149,086        1.15%          0.32%              (i)              (i)        71.36%
Year Ended October 31, 2002 . . .  $    362,435        1.14%          0.46%              (i)              (i)        25.51%
Year Ended October 31, 2003 . . .  $    571,918        1.13%          0.57%              (i)              (i)       120.02%

CLASS B SHARES
Year Ended October 31, 1999 . . .  $     44,994        1.72%        (0.21%)              (i)              (i)        13.88%
Year Ended October 31, 2000 . . .  $     47,293        1.73%        (0.20%)              (i)              (i)        90.01%
Year Ended October 31, 2001 . . .  $     36,241        1.85%        (0.30%)              (i)              (i)        71.36%
Year Ended October 31, 2002 . . .  $     31,267        1.80%        (0.18%)              (i)              (i)        25.51%
Year Ended October 31, 2003 . . .  $     35,564        1.79%        (0.06%)              (i)              (i)       120.02%

CLASS C SHARES
Period Ended October 31, 2001 (d)  $        175    1.89% (h)    (0.45%) (h)              (i)              (i)        71.36%
Year Ended October 31, 2002 . . .  $        212        1.80%        (0.20%)              (i)              (i)        25.51%
Year Ended October 31, 2003 . . .  $        714        1.79%        (0.16%)              (i)              (i)       120.02%

CLASS D SHARES
Year Ended October 31, 1999 . . .  $  2,443,493        0.73%          0.78%              (i)              (i)        13.88%
Year Ended October 31, 2000 . . .  $  2,085,243        0.78%          0.74%              (i)              (i)        90.01%
Year Ended October 31, 2001 . . .  $  1,458,371        0.89%          0.64%              (i)              (i)        71.36%
Year Ended October 31, 2002 . . .  $  1,125,402        0.86%          0.77%              (i)              (i)        25.51%
Year Ended October 31, 2003 . . .  $  1,240,520        0.85%          0.89%              (i)              (i)       120.02%

CLASS R SHARES
Period Ended October 31, 2003 (e)  $          1    1.52% (h)      0.07% (h)        1.62% (h)      (0.03%) (h)       120.02%

INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 2002 (f)  $     48,283    0.80% (h)      0.75% (h)              (i)              (i)        25.51%
Year Ended October 31, 2003 . . .  $     55,878        0.79%          0.94%              (i)              (i)       120.02%


(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f) For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  the  period.

FINANCIAL  HIGHLIGHTS

GARTMORE  GROWTH  FUND




                                                  INVESTMENT  ACTIVITIES
-----------------------------------------------------------------------------------------
                                                                    NET
                                                               REALIZED AND
                                        NET                     UNREALIZED       TOTAL
                                   ASSET VALUE,       NET          GAINS         FROM
                                     BEGINNING    INVESTMENT    (LOSSES) ON   INVESTMENT
                                     OF PERIOD      INCOME      INVESTMENTS   ACTIVITIES
-----------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $       16.02        0.01           2.64         2.65
Year Ended October 31, 2000 . . .  $       18.35       (0.08)         (0.84)       (0.92)
Year Ended October 31, 2001 . . .  $       14.99       (0.05)         (5.85)       (5.90)
Year Ended October 31, 2002 . . .  $        5.89       (0.02)         (1.13)       (1.15)
Year Ended October 31, 2003 . . .  $        4.74       (0.01)          1.19         1.18

CLASS B SHARES
Year Ended October 31, 1999 . . .  $       15.98       (0.06)          2.59         2.53
Year Ended October 31, 2000 . . .  $       18.20       (0.15)         (0.90)       (1.05)
Year Ended October 31, 2001 . . .  $       14.71       (0.10)         (5.87)       (5.97)
Year Ended October 31, 2002 . . .  $        5.54       (0.06)         (1.04)       (1.10)
Year Ended October 31, 2003 . . .  $        4.44       (0.04)          1.11         1.07

CLASS C SHARES
Period Ended October 31, 2001 (d)  $        7.11       (0.03)         (1.53)       (1.56)
Year Ended October 31, 2002 . . .  $        5.55       (0.06)         (1.05)       (1.11)
Year Ended October 31, 2003 . . .  $        4.44       (0.04)          1.11         1.07

CLASS D SHARES
Year Ended October 31, 1999 . . .  $       16.02        0.03           2.65         2.68
Year Ended October 31, 2000 . . .  $       18.36       (0.05)         (0.84)       (0.89)
Year Ended October 31, 2001 . . .  $       15.03       (0.03)         (5.86)       (5.89)
Year Ended October 31, 2002 . . .  $        5.94       (0.01)         (1.14)       (1.15)
Year Ended October 31, 2003 . . .  $        4.79           -           1.21         1.21

CLASS R SHARES
Period Ended October 31, 2003 (e)  $        5.76       (0.01)          0.25         0.24

INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 2002 (f)  $        6.59       (0.01)         (1.79)       (1.80)
Year Ended October 31, 2003 . . .  $        4.79           -           1.22         1.22






                                                    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
                                                                               NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL           END OF       TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD       RETURN (A)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .       (0.01)     (0.31)          (0.32)  $       18.35        16.85%
Year Ended October 31, 2000 . . .           -      (2.44)          (2.44)  $       14.99       (6.43%)
Year Ended October 31, 2001 . . .           -      (3.20)          (3.20)  $        5.89      (47.33%)
Year Ended October 31, 2002 . . .           -          -               -   $        4.74      (19.52%)
Year Ended October 31, 2003 . . .           -          -               -   $        5.92        24.89%

CLASS B SHARES
Year Ended October 31, 1999 . . .           -      (0.31)          (0.31)  $       18.20        16.12%
Year Ended October 31, 2000 . . .           -      (2.44)          (2.44)  $       14.71       (7.30%)
Year Ended October 31, 2001 . . .           -      (3.20)          (3.20)  $        5.54      (49.10%)
Year Ended October 31, 2002 . . .           -          -               -   $        4.44      (19.86%)
Year Ended October 31, 2003 . . .           -          -               -   $        5.51        24.10%

CLASS C SHARES
Period Ended October 31, 2001 (d)           -          -               -   $        5.55  (21.94%) (g)
Year Ended October 31, 2002 . . .           -          -               -   $        4.44      (20.00%)
Year Ended October 31, 2003 . . .           -          -               -   $        5.51        24.10%

CLASS D SHARES
Year Ended October 31, 1999 . . .       (0.03)     (0.31)          (0.34)  $       18.36        17.07%
Year Ended October 31, 2000 . . .           -      (2.44)          (2.44)  $       15.03       (6.23%)
Year Ended October 31, 2001 . . .           -      (3.20)          (3.20)  $        5.94      (47.07%)
Year Ended October 31, 2002 . . .           -          -               -   $        4.79      (19.36%)
Year Ended October 31, 2003 . . .           -          -               -   $        6.00        25.26%

CLASS R SHARES
Period Ended October 31, 2003 (e)           -          -               -   $        6.00     4.17% (g)
INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 2002 (f)           -          -               -   $        4.79  (27.31%) (g)
Year Ended October 31, 2003 . . .           -          -               -   $        6.01        25.47%



                                                             RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                               RATIO OF NET
                                                              RATIO OF NET      RATIO OF        INVESTMENT
                                                  RATIO OF     INVESTMENT       EXPENSES       INCOME (LOSS)
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 1999 . . .  $      7,654        1.04%        (0.02%)              (i)              (i)        35.18%
Year Ended October 31, 2000 . . .  $      9,234        1.04%        (0.52%)              (i)              (i)       163.52%
Year Ended October 31, 2001 . . .  $      5,268        1.33%        (0.60%)              (i)              (i)       210.72%
Year Ended October 31, 2002 . . .  $      4,828        1.17%        (0.34%)              (i)              (i)       241.95%
Year Ended October 31, 2003 . . .  $      6,529        1.13%        (0.22%)              (i)              (i)       281.63%

CLASS B SHARES
Year Ended October 31, 1999 . . .  $      6,210        1.79%        (0.76%)              (i)              (i)        35.18%
Year Ended October 31, 2000 . . .  $      8,180        1.80%        (1.28%)              (i)              (i)       163.52%
Year Ended October 31, 2001 . . .  $      4,288        2.12%        (1.36%)              (i)              (i)       210.72%
Year Ended October 31, 2002 . . .  $      3,299        1.90%        (1.08%)              (i)              (i)       241.95%
Year Ended October 31, 2003 . . .  $      3,980        1.84%        (0.93%)              (i)              (i)       281.63%

CLASS C SHARES
Period Ended October 31, 2001 (d)  $         58    2.27% (h)    (1.41%) (h)              (i)              (i)       210.72%
Year Ended October 31, 2002 . . .  $         52        1.90%        (1.08%)              (i)              (i)       241.95%
Year Ended October 31, 2003 . . .  $        101        1.84%        (0.95%)              (i)              (i)       281.63%

CLASS D SHARES
Year Ended October 31, 1999 . . .  $  1,014,687        0.80%          0.19%              (i)              (i)        35.18%
Year Ended October 31, 2000 . . .  $    834,816        0.83%        (0.30%)              (i)              (i)       163.52%
Year Ended October 31, 2001 . . .  $    385,898        1.10%        (0.38%)              (i)              (i)       210.72%
Year Ended October 31, 2002 . . .  $    207,357        0.93%        (0.10%)              (i)              (i)       241.95%
Year Ended October 31, 2003 . . .  $    235,758        0.86%          0.05%              (i)              (i)       281.63%

CLASS R SHARES
Period Ended October 31, 2003 (e)  $          1    1.42% (h)    (0.76%) (h)        1.52% (h)      (0.86%) (h)       281.63%

INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 2002 (f)  $     59,307    0.88% (h)    (0.11%) (h)              (i)              (i)       241.95%
Year Ended October 31, 2003 . . .  $     75,002        0.84%          0.06%              (i)              (i)       281.63%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f) For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  the  period.

FINANCIAL  HIGHLIGHTS

GARTMORE  LARGE  CAP  VALUE  FUND



                                                INVESTMENT  ACTIVITIES
--------------------------------------------------------------------------------------------
                                                                                    NET
                                                                               REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET          GAINS          FROM
                                     BEGINNING     INVESTMENT    (LOSSES) ON    INVESTMENT
                                     OF PERIOD    INCOME (LOSS)  INVESTMENTS    ACTIVITIES
--------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1999 (d)  $       10.00          0.07          0.32           0.39
Year Ended October 31, 2000 . . .  $       10.32          0.15          0.67           0.82
Year Ended October 31, 2001 . . .  $       10.96          0.10         (0.98)         (0.88)
Year Ended October 31, 2002 . . .  $        9.98          0.08         (0.82)         (0.74)
Year Ended October 31, 2003 . . .  $        8.75          0.10          1.69           1.79

CLASS B SHARES
Period Ended October 31, 1999 (d)  $       10.00         (0.02)         0.27           0.25
Year Ended October 31, 2000 . . .  $       10.24          0.07          0.68           0.75
Year Ended October 31, 2001 (e) .  $       10.84          0.02         (0.98)         (0.96)
Year Ended October 31, 2002 . . .  $        9.86          0.01         (0.80)         (0.79)
Year Ended October 31, 2003 . . .  $        8.64          0.03          1.67           1.70

CLASS C SHARES
Period Ended October 31, 2001 (f)  $       11.21          0.02         (1.34)         (1.32)
Year Ended October 31, 2002 . . .  $        9.85          0.01         (0.79)         (0.78)
Year Ended October 31, 2003 . . .  $        8.63          0.04          1.66           1.70

CLASS R SHARES
Period Ended October 31, 2003 (g)  $        9.92             -          0.39           0.39

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)  $       10.00          0.08          0.33           0.41
Year Ended October 31, 2000 . . .  $       10.35          0.16          0.67           0.83
Year Ended October 31, 2001 . . .  $       10.98          0.12         (0.98)         (0.86)
Period Ended October 31, 2002 (h)  $       10.03          0.06          1.04           1.10




                                                  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
                                                                               NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF         TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD       RETURN (A)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1999 (d)       (0.07)         -           (0.07)  $       10.32     3.86% (i)
Year Ended October 31, 2000 . . .       (0.14)     (0.04)          (0.18)  $       10.96         8.09%
Year Ended October 31, 2001 . . .       (0.10)         -           (0.10)  $        9.98       (8.07%)
Year Ended October 31, 2002 . . .       (0.08)     (0.41)          (0.49)  $        8.75       (7.98%)
Year Ended October 31, 2003 . . .       (0.10)         -           (0.10)  $       10.44        20.57%

CLASS B SHARES
Period Ended October 31, 1999 (d)       (0.01)         -           (0.01)  $       10.24     2.50% (i)
Year Ended October 31, 2000 . . .       (0.11)     (0.04)          (0.15)  $       10.84         7.42%
Year Ended October 31, 2001 (e) .       (0.02)         -           (0.02)  $        9.86       (8.84%)
Year Ended October 31, 2002 . . .       (0.02)     (0.41)          (0.43)  $        8.64       (8.53%)
Year Ended October 31, 2003 . . .       (0.04)         -           (0.04)  $       10.30        19.80%

CLASS C SHARES
Period Ended October 31, 2001 (f)       (0.04)         -           (0.04)  $        9.85  (11.82%) (i)
Year Ended October 31, 2002 . . .       (0.03)     (0.41)          (0.44)  $        8.63       (8.50%)
Year Ended October 31, 2003 . . .       (0.05)         -           (0.05)  $       10.28        19.77%

CLASS R SHARES
Period Ended October 31, 2003 (g)           -          -               -   $       10.31     3.93% (i)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)       (0.06)         -           (0.06)  $       10.35     4.05% (i)
Year Ended October 31, 2000 . . .       (0.16)     (0.04)          (0.20)  $       10.98         8.20%
Year Ended October 31, 2001 . . .       (0.09)         -           (0.09)  $       10.03       (7.86%)
Period Ended October 31, 2002 (h)       (0.03)     (0.41)          (0.44)  $       10.69        11.26%




                                                                  RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------------------------------
                                                                                                RATIO OF NET
                                                             RATIO OF NET        RATIO OF        INVESTMENT
                                                  RATIO OF    INVESTMENT         EXPENSES          INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE        TO AVERAGE        PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1999 (d)  $     25,883    1.15% (j)      0.85% (j)        1.87% (j)          0.13% (j)        120.94%
Year Ended October 31, 2000 . . .  $     30,726        1.15%          1.47%            1.77%              0.85%         88.41%
Year Ended October 31, 2001 . . .  $     27,824        1.15%          0.96%            1.64%              0.47%        156.09%
Year Ended October 31, 2002 . . .  $     23,581        1.36%          0.81%            1.48%              0.69%         91.03%
Year Ended October 31, 2003 . . .  $     24,800        1.39%          1.06%            1.47%              0.98%         77.28%

CLASS B SHARES
Period Ended October 31, 1999 (d)  $        155    1.90% (j)      0.13% (j)        5.34% (j)        (3.31%) (j)        120.94%
Year Ended October 31, 2000 . . .  $        408        1.90%          0.70%            3.56%            (0.96%)         88.41%
Year Ended October 31, 2001 (e) .  $        528        1.90%          0.21%            3.24%            (1.13%)        156.09%
Year Ended October 31, 2002 . . .  $        576        2.02%          0.14%            2.17%            (0.01%)         91.03%
Year Ended October 31, 2003 . . .  $        751        2.00%          0.43%            2.08%              0.35%         77.28%

CLASS C SHARES
Period Ended October 31, 2001 (f)  $         58    1.90% (j)      0.11% (j)        3.94% (j)        (1.93%) (j)        156.09%
Year Ended October 31, 2002 . . .  $         80        2.03%          0.13%            2.15%              0.01%         91.03%
Year Ended October 31, 2003 . . .  $        248        2.00%          0.38%            2.08%              0.30%         77.28%

CLASS R SHARES
Period Ended October 31, 2003 (g)  $          1    1.60% (j)      0.48% (j)         206% (j)          0.02% (j)         77.28%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)  $        755    1.00% (j)      0.77% (j)        4.21% (j)        (2.44%) (j)        120.94%
Year Ended October 31, 2000 . . .  $      1,645        1.00%          1.56%            1.64%              0.92%         88.41%
Year Ended October 31, 2001 . . .  $         68        1.00%          1.03%            1.44%              0.59%        156.09%
Period Ended October 31, 2002 (h)  $          -        0.97%          1.62%            1.39%              1.20%         37.27%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h) On March 5, 2002 Institutional Service Class Shares were liquidated in their entirety. Information presented represents operations through March 5, 2002.
(i)  Not  annualized.
(j)  Annualized.

FINANCIAL  HIGHLIGHTS

GARTMORE  MID  CAP  GROWTH  FUND






                                                       INVESTMENT  ACTIVITIES
----------------------------------------------------------------------------------------------
                                                                                      NET
                                                                                  REALIZED AND
                                            NET                      UNREALIZED      TOTAL
                                       ASSET VALUE,        NET          GAINS         FROM
                                         BEGINNING     INVESTMENT    (LOSSES) ON   INVESTMENT
                                         OF PERIOD    INCOME (LOSS)  INVESTMENTS   ACTIVITIES
----------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (d) (e)  $        9.88         (0.08)         4.04          3.96

CLASS B SHARES
Period Ended October 31, 2003 (f) (e)  $       13.17         (0.05)         0.72          0.67

CLASS C SHARES
Period Ended October 31, 2003 (f) . .  $       13.17         (0.05)         0.72          0.67

CLASS R SHARES
Period Ended October 31, 2003 (g) . .  $       13.08         (0.01)         0.79          0.78

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (h) . .  $       10.00         (0.01)         0.27          0.26
Year Ended October 31, 2003 . . . . .  $       10.26         (0.09)         3.69          3.60




                                            NET
                                       ASSET VALUE,
                                          END OF        TOTAL
                                          PERIOD      RETURN (A)
----------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (d) (e)  $       13.84  40.08% (i)

CLASS B SHARES
Period Ended October 31, 2003 (f) (e)  $       13.84   5.09% (i)

CLASS C SHARES
Period Ended October 31, 2003 (f) . .  $       13.84   5.09% (i)

CLASS R SHARES
Period Ended October 31, 2003 (g) . .  $       13.86   5.96% (i)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (h) . .  $       10.26   2.60% (i)
Year Ended October 31, 2003 . . . . .  $       13.86      35.09%




                                                               RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                   RATIO OF NET      RATIO OF        INVESTMENT
                                                      RATIO OF     INVESTMENT        EXPENSES          INCOME
                                        NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                        AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                          PERIOD         NET           NET         TO AVERAGE        TO AVERAGE        PORTFOLIO
                                          (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (d) (e)  $        522    1.40% (j)    (1.02%) (j)        7.09% (j)        (6.71%) (j)         74.46%

CLASS B SHARES
Period Ended October 31, 2003 (f) (e)  $         18    2.15% (j)    (1.82%) (j)        7.76% (j)        (7.43%) (j)         74.46%

CLASS C SHARES
Period Ended October 31, 2003 (f) . .  $          1    2.15% (j)    (1.87%) (j)        7.55% (j)        (7.27%) (j)         74.46%

CLASS R SHARES
Period Ended October 31, 2003 (g) . .  $          1    1.75% (j)    (1.54%) (j)        7.41% (j)        (7.20%) (j)         74.46%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (h) . .  $      1,026    1.15% (j)    (0.69%) (j)       20.62% (j)       (20.16%) (j)          3.74%
Year Ended October 31, 2003 . . . . .  $      1,384        1.15%        (0.76%)            5.96%            (5.56%)         74.46%


(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 5, 2003 (commencement of operations) through October 31, 2003.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from August 21, 2003 (commencement of operations) through October 31, 2003.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h) For the period from October 1, 2002 (commencement of operations) through October 31, 2002.
(i)  Not  annualized.
(j)  Annualized.

FINANCIAL  HIGHLIGHTS

NATIONWIDE  SMALL  CAP  FUND




                                               INVESTMENT  ACTIVITIES
--------------------------------------------------------------------------------------------
                                                                                    NET
                                                                               REALIZED AND
                                        NET                       UNREALIZED       TOTAL
                                   ASSET VALUE,        NET          GAINS          FROM
                                     BEGINNING     INVESTMENT    (LOSSES) ON    INVESTMENT
                                     OF PERIOD    INCOME (LOSS)  INVESTMENTS    ACTIVITIES
--------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1999 (d)  $       10.00          0.03          1.19           1.22
Year Ended October 31, 2000 . . .  $       11.19         (0.02)         2.05           2.03
Year Ended October 31, 2001 . . .  $       13.12         (0.02)        (1.23)         (1.25)
Year Ended October 31, 2002 . . .  $       10.79         (0.02)        (1.16)         (1.18)
Year Ended October 31, 2003 . . .  $        9.61         (0.05)         4.12           4.07

CLASS B SHARES
Period Ended October 31, 1999 (d)  $       10.00         (0.05)         1.22           1.17
Year Ended October 31, 2000 . . .  $       11.17         (0.08)         2.03           1.95
Year Ended October 31, 2001 . . .  $       13.02         (0.09)        (1.24)         (1.33)
Year Ended October 31, 2002 . . .  $       10.61         (0.09)        (1.13)         (1.22)
Year Ended October 31, 2003 . . .  $        9.39         (0.10)         4.00           3.90

CLASS C SHARES
Period Ended October 31, 2001 (e)  $       11.33         (0.04)        (0.66)         (0.70)
Year Ended October 31, 2002 . . .  $       10.63         (0.09)        (1.13)         (1.22)
Year Ended October 31, 2003 . . .  $        9.41         (0.09)         3.99           3.90

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)  $       10.00          0.04          1.19           1.23
Year Ended October 31, 2000 . . .  $       11.20         (0.01)         2.06           2.05
Year Ended October 31, 2001 . . .  $       13.15             -         (1.23)         (1.23)
Year Ended October 31, 2002 . . .  $       10.84         (0.01)        (1.16)         (1.17)
Year Ended October 31, 2003 . . .  $        9.67         (0.02)         4.14           4.12




                                         DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                                                                               NET
                                       NET         NET                     ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL          END OF         TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1999 (d)       (0.03)         -           (0.03)  $       11.19   12.18% (f)
Year Ended October 31, 2000 . . .           -      (0.10)          (0.10)  $       13.12       18.25%
Year Ended October 31, 2001 . . .           -      (1.08)          (1.08)  $       10.79     (10.09%)
Year Ended October 31, 2002 . . .           -          -               -   $        9.61     (10.94%)
Year Ended October 31, 2003 . . .           -          -               -   $       13.68       42.35%

CLASS B SHARES
Period Ended October 31, 1999 (d)           -          -               -   $       11.17   11.70% (f)
Year Ended October 31, 2000 . . .           -      (0.10)          (0.10)  $       13.02       17.56%
Year Ended October 31, 2001 . . .           -      (1.08)          (1.08)  $       10.61     (10.84%)
Year Ended October 31, 2002 . . .           -          -               -   $        9.39     (11.50%)
Year Ended October 31, 2003 . . .           -          -               -   $       13.29       41.53%

CLASS C SHARES
Period Ended October 31, 2001 (e)           -          -               -   $       10.63  (6.18%) (f)
Year Ended October 31, 2002 . . .           -          -               -   $        9.41     (11.48%)
Year Ended October 31, 2003 . . .           -          -               -   $       13.31       41.45%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)       (0.03)         -           (0.03)  $       11.20   12.36% (f)
Year Ended October 31, 2000 . . .           -      (0.10)          (0.10)  $       13.15       18.44%
Year Ended October 31, 2001 . . .           -      (1.08)          (1.08)  $       10.84      (9.90%)
Year Ended October 31, 2002 . . .           -          -               -   $        9.67     (10.79%)
Year Ended October 31, 2003 . . .           -          -               -   $       13.79       42.61%



                                                         RATIOS  /  SUPPLEMENTAL  DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                RATIO OF NET
                                                              RATIO OF NET      RATIO OF         INVESTMENT
                                                  RATIO OF     INVESTMENT       EXPENSES           INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1999 (d)  $     19,830    1.35% (g)      0.29% (g)        2.24% (g)        (0.60%) (g)        81.24%
Year Ended October 31, 2000 . . .  $     23,922        1.35%        (0.16%)            2.10%            (0.91%)       139.27%
Year Ended October 31, 2001 . . .  $     21,190        1.35%        (0.17%)            2.00%            (0.82%)       119.03%
Year Ended October 31, 2002 . . .  $     20,290        1.51%        (0.24%)            1.72%            (0.45%)       111.00%
Year Ended October 31, 2003 . . .  $     21,198        1.59%        (0.37%)            1.70%            (0.48%)       100.05%

CLASS B SHARES
Period Ended October 31, 1999 (d)  $        215    2.10% (g)    (0.46%) (g)        6.57% (g)        (4.93%) (g)        81.24%
Year Ended October 31, 2000 . . .  $        748        2.10%        (0.90%)            3.82%            (2.62%)       139.27%
Year Ended October 31, 2001 . . .  $        854        2.10%        (0.93%)            3.74%            (2.57%)       119.03%
Year Ended October 31, 2002 . . .  $        950        2.17%        (0.89%)            2.41%            (1.13%)       111.00%
Year Ended October 31, 2003 . . .  $      1,368        2.20%        (1.00%)            2.30%            (1.10%)       100.05%

CLASS C SHARES
Period Ended October 31, 2001 (e)  $         20    2.10% (g)    (1.26%) (g)        5.62% (g)        (4.78%) (g)       119.03%
Year Ended October 31, 2002 . . .  $         28        2.17%        (0.90%)            2.47%            (1.20%)       111.00%
Year Ended October 31, 2003 . . .  $         89        2.20%        (1.04%)            2.31%            (1.15%)       100.05%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended October 31, 1999 (d)  $      1,759    1.20% (g)      0.39% (g)        4.87% (g)        (3.28%) (g)        81.24%
Year Ended October 31, 2000 . . .  $      4,192        1.20%        (0.01%)            1.92%            (0.73%)       139.27%
Year Ended October 31, 2001 . . .  $      4,485        1.20%        (0.04%)            1.79%            (0.63%)       119.03%
Year Ended October 31, 2002 . . .  $      5,856        1.38%        (0.11%)            1.57%            (0.30%)       111.00%
Year Ended October 31, 2003 . . .  $     18,584        1.45%        (0.35%)            1.54%            (0.44%)       100.05%



(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920  (toll  free)  Customer  Service
Representatives  are  available  8  a.m.  -  9  p.m.
Eastern  Time,  Monday  through  Friday.
Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES
AND  EXCHANGE  COMMISSION  (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA
THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:
811-08495

GG-0008  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205